Inventory (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Current assets:
Raw materials and supplies	$ 609	$ 24
Work in progress	647	316
Finished goods	608	584
Provision for impairment	(625)	(24)
Inventory current	1,239	900
Non-current assets:
Raw materials and supplies		589
Finished goods		12
Provision for impairment of raw materials and supplies		(601)
Inventory non current